Offerings	Mar. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9977
Maximum Aggregate Offering Price	$ 498,850,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,373.94
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Nucor Corporation’s Registration Statement on Form
S-3
(File
No. 333-274169)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99725
Maximum Aggregate Offering Price	$ 498,625,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,339.49
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Nucor Corporation’s Registration Statement on Form
S-3
(File
No. 333-274169)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.